Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset retirement obligations
Schedule of changes in the provision of asset retirement obligations and long-term interest rates

	December 31, 2019	December 31, 2018
Balance at beginning of the year	3,115	3,168
Present value valuation	37	15
Settlements	(47)	(27)
Revisions on cash flows estimates (i)	812	229
Translation adjustment	43	(270)
Balance at end of the year	3,960	3,115
Current	158	85
Non-current	3,802	3,030
	3,960	3,115
Long-term interest rates (per annum)
Brazil	3.36%	4.94%
Canada	0.40%	0.77%
Mozambique	5.20%	8.53%
Other regions	0.60% - 4.78%	1.33% - 5.73%
(i)	In 2019, includes changes in discount rates and updating plans for mine closure, that also considers new legal requirements related to the decommissioning.